Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Schedule of Restatement of Balance Sheet

	As of January 14, 2021
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet as of January 14, 2021
Total assets	$117,645,054	$—	$117,645,045
Liabilities and stockholders’ equity
Total current liabilities	$267,540	$—	$267,540
Stock warrant liabilities	—	7,025,183	7,025,183
Total liabilities	$4,488,040	7,025,183	11,513,223
Class A common stock, $0.0001 par value; shares subject to possible redemption	108,157,010	(7,025,183)	101,131,827
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Common stock - $0.0001 par value	398	81	479
Additional paid-in-capital	5,003,838	355,669	5,359,507
Accumulated deficit	(4,232)	(355,750)	(359,982)
Total stockholders’ equity	5,000,004	—	5,000,004
Total liabilities and stockholders’ equity	$117,645,054	$—	$117,645,054